RELATED PARTY TRANSACTIONS AND BALANCES - Related party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Advances to related parties	¥ 1,324,445		¥ 2,451,093
Prepayment and other receivables from related parties	4,900,993	$ 700,833	4,460,594
Related parties
RELATED PARTY TRANSACTIONS AND BALANCES
Accounts receivable, net	175,403	25,082	436,706
Notes receivables from a related party	894	128	108,638
Advances to related parties	1,188		203,056
Prepayment and other receivables from related parties	8,832		29,817
Other assets from related parties	58,483	8,363	16,960
Accounts payable due to related parties	136,202	19,477
Notes payables due to related parties	349,508	$ 49,979	380,269
Related parties | JinkoPower
RELATED PARTY TRANSACTIONS AND BALANCES
Accounts receivable, net	175,403		436,706
Notes receivables from a related party	894		108,638
Other payables due to a related party	13,174		11,069
Related parties | JinkoPower | Outsourcing services
RELATED PARTY TRANSACTIONS AND BALANCES
Prepayment and other receivables from related parties			5,846
Related parties | JinkoPower | Disposal of solar power projects
RELATED PARTY TRANSACTIONS AND BALANCES
Prepayment and other receivables from related parties			19,472
Related parties | JinkoPower | Payment on behalf of Jinkosolar Energy
RELATED PARTY TRANSACTIONS AND BALANCES
Prepayment and other receivables from related parties	7,171
Related parties | JinkoPower | Miscellaneous Transactions
RELATED PARTY TRANSACTIONS AND BALANCES
Prepayment and other receivables from related parties	1,661		2,938
Related parties | Zhejiang
RELATED PARTY TRANSACTIONS AND BALANCES
Accounts payable due to related parties	62,909
Related parties | Sichuan Yongxiang Technology Co., Ltd
RELATED PARTY TRANSACTIONS AND BALANCES
Advances to related parties			203,056
Accounts payable due to related parties	101
Notes payables due to related parties	76,261		380,269
Related parties | Xinte Silicon
RELATED PARTY TRANSACTIONS AND BALANCES
Advances to related parties	1,188
Accounts payable due to related parties	73,192
Notes payables due to related parties	273,247
Related parties | Photon Energy
RELATED PARTY TRANSACTIONS AND BALANCES
Other assets from related parties	¥ 58,483
Related parties | Sweihan PV
RELATED PARTY TRANSACTIONS AND BALANCES
Other assets from related parties			16,960
Related parties | Sweihan PV | Deposits
RELATED PARTY TRANSACTIONS AND BALANCES
Prepayment and other receivables from related parties			¥ 1,561